Going Concern (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern [Textual]
Accumulated deficit	$ (179,687,023)	$ (178,226,456)	$ (172,263,028)
Working capital deficit	$ 6,033,142	$ 5,210,230